SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2012	11,057,407	0.41
Forfeited/cancelled	(204,076)	0.43
Exercised	(2,667,792)	0.41

Outstanding at December 31, 2012	8,185,539	0.41

Summary of information regarding the share options

	As of December, 31, 2012
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	8,185,539	3.61	0.41	19,870
Exercisable	7,221,872	3.58	0.39	17,627
Vested and expected to vest	8,156,629	3.61	0.41	19,803

Schedule of assumptions used for determining fair value of each option granted

2010
Risk-free interest rate	3.419%
Volatility	40.2% to 50.7%
Dividend yield	0.00%
Exercise multiple	2.0
Fair value of underlying ordinary shares	$1.97 to $2.50

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual life of the options.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)                 Fair value of underlying ordinary shares

Summary of the non-performance based nonvested shares activity

	Number of nonvested shares	Weighted average grant date fair value
Outstanding at January 1, 2012	3,084,787	3.94
Granted	6,780,000	2.77
Vested	(1,424,020)	3.58
Forfeited	(406,303)	3.60
Outstanding at December 31, 2012	8,034,464	3.04